Finance and investment income, finance costs and revaluation and retranslation of financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Summary of Finance and Investment Income, Finance Costs and Revaluation and retranslation of Financial Instruments
Finance and investment income includes:

	2023	2022	2021
	£m	£m	£m
Income from equity investments	12.9	24.5	17.9
Interest income	114.4	120.9	51.5
	127.3	145.4	69.4
Finance costs include:

	2023	2022	2021
	£m	£m	£m
Net interest expense on pension plans	4.3	2.2	1.8
Interest on other long-term employee benefits	6.0	3.7	2.4
Interest expense and similar charges[1]	272.4	257.8	188.5
Interest expense related to lease liabilities	106.3	95.7	90.9
	389.0	359.4	283.6
Note
[1]Interest expense and similar charges are payable on bank overdrafts, bonds and bank loans held at amortised cost.
Revaluation and retranslation of financial instruments include:

	2023	2022	2021
	£m	£m	£m
Movements in fair value of treasury instruments	(3.1)	0.5	9.1
Premium on the early repayment of bonds	—	—	(13.0)
Revaluation of investments and other assets held at fair value through profit or loss	(20.9)	23.1	(7.5)
Remeasurement of put options over non-controlling interests	(1.5)	27.9	(40.6)
Revaluation of payments due to vendors (earnout agreements)	50.8	26.2	(58.7)
Retranslation of financial instruments	(18.5)	(1.7)	22.9
	6.8	76.0	(87.8)